Shareholders' Equity (Components Of Other Comprehensive Income (Loss), Including The Related Income Tax Effects) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shareholders' Equity [Abstract]
Unrealized net gains on available-for-sale securities	$ 4,467	$ 9,579	$ 680
Related tax expense	(1,862)	(3,754)	(277)
Net after tax unrealized gains on available-for-sale securities	2,605	5,825	403
Less: reclassification adjustment for net gains (losses) realized in net income during the year	1,792	9,832	(268)
Related tax expense (benefit)	(712)	(3,787)	103
Net after reclassification adjustment	1,080	6,045	(165)
Cumulative effect of change in accounting		156	309
Unrealized net gains (losses) on available-for-sale securities, net of reclassification adjustment	1,525	(64)	877
Unrealized net gains (losses) on derivatives used as cash flow hedges	1,690	2,164	5,062
Related tax (expense) benefit	(581)	(834)	(1,950)
After-tax unrealized net gains (losses) on derivatives used as cash flow hedges	1,109	1,330	3,112
Total other comprehensive income	$ 2,634	$ 1,266	$ 3,989